Collateralized Loan Receivable	12 Months Ended
Dec. 31, 2013
Collateralized Loan Receivable
8.	Collateralized Loan Receivable

On November 27, 2013, the Partnership entered into a loan agreement with an unrelated third party that allows for the borrower to receive a total of $500,000 in advances from the Partnership. The maximum outstanding amount on any date is the lesser of $500,000 and 50% of the borrower’s eligible receivables due within 90 days of the advance date. The loan accrues interest at 15% per annum and is collateralized by all of the assets of the borrower. As of December 31, 2013, the Partnership had advanced the borrower a total of $322,000, all of which remained outstanding at year end. Subsequent to December 31, 2013, the Partnership received approximately $641,000 from the borrower and also advanced an additional $756,000 to the borrower.

SQN AIF IV, GP LLC [Member]
Collateralized Loan Receivable
8.	Collateralized Loan Receivable

On November 27, 2013, the Fund entered into a loan agreement with an unrelated third party that allows for the borrower to receive a total of $500,000 in advances from the Fund. The maximum outstanding amount on any date is the lesser of $500,000 and 50% of the borrower’s eligible receivables due within 90 days of the advance date. The loan accrues interest at 15% per annum and is collateralized by all of the assets of the borrower. As of December 31, 2013, the Fund had advanced the borrower a total of $322,000, all of which remained outstanding at year end. Subsequent to December 31, 2013, the Fund received approximately $641,000 from the borrower and also advanced an additional $756,000 to the borrower.